Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Segment Reporting Information
Summarized information by segments for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31, 2018
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	161,458	4,506	14,223	180,187
Revenues from sales of products	—	28,680	—	28,680

Total revenues	161,458	33,186	14,223	208,867

Cost of revenues:	(56,241)	(13,120)	(4,447)	(73,808)

Gross profit	105,217	20,066	9,776	135,059

	For the year ended December 31, 2019
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	276,254	(1,476)	17,745	292,523
Revenues from sales of products	—	89,154	—	89,154

Total revenues	276,254	87,678	17,745	381,677

Cost of revenues:	(73,689)	(29,506)	(5,148)	(108,343)

Gross profit	202,565	58,172	12,597	273,334

	For the year ended December 31, 2020
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB	US$
Revenues:
Revenues from services	297,342	(847)	14,689	311,184	47,691
Revenues from sales of products	—	118,719	—	118,719	18,194

Total revenues	297,342	117,872	14,689	429,903	65,885

Cost of revenues:	(73,960)	(35,849)	(6,172)	(115,981)	(17,775)

Gross profit	223,382	82,023	8,517	313,922	48,110

Summary of Total Long Lived Assets By Geographical Location
The analysis of the total long-lived assets excluding equity method investment, long-term investment and intangible assets by country was as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
PRC	93,454	106,087	16,258
United States	6,814	28,415	4,355

	100,268	134,502	20,613